Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Details) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2025		Oct. 31, 2024		Apr. 30, 2023
Schedule of Share Capital and Treasury Shares [Line Items]
Issuance of shares, share capital				$ 5,602	$ 262,803		$ 100,000		$ 229,186
Repurchases of shares, share capital							$ (447,522)		$ (318,882)
Class A ordinary shares [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Authorized, number of shares		8,000,000,000			8,000,000,000		8,000,000,000
Authorized, share capital		$ 800			$ 800		$ 800
Issued and fully paid, balance					32,793,921		11,308,207
Issued and fully paid, balance					$ 3		$ 1
Issuance of shares, number of shares		21,485,714			46,015,379	[1]	21,485,714	[2]
Issuance of shares, share capital					$ 5	[1]	$ 2	[2]
Repurchases of shares, number of shares	[3]
Repurchases of shares, share capital	[3]
Shares owned by non-wholly owned subsidiaries, number of shares	[4]
Shares owned by non-wholly owned subsidiaries, share capital	[4]
Issued and fully paid, balance		32,793,921		11,308,207	78,809,300		32,793,921
Issued and fully paid, balance		$ 3		$ 1	$ 8		$ 3
Class B ordinary shares [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Authorized, number of shares		2,000,000,000			2,000,000,000		2,000,000,000
Authorized, share capital		$ 200			$ 200		$ 200
Issued and fully paid, balance					46,902,440		65,549,039
Issued and fully paid, balance					$ 5		$ 7
Issuance of shares, number of shares						[1]	192,307	[2]
Issuance of shares, share capital						[1]		[2]
Repurchases of shares, number of shares			(553,192)				(18,838,906)	[3]
Repurchases of shares, share capital	[3]						$ (2)
Shares owned by non-wholly owned subsidiaries, number of shares	[4]
Shares owned by non-wholly owned subsidiaries, share capital	[4]
Issued and fully paid, balance		46,902,440		65,549,039	46,902,440		46,902,440
Issued and fully paid, balance		$ 5		$ 7	$ 5		$ 5
Stockholders' Equity [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Authorized, number of shares		10,000,000,000			10,000,000,000		10,000,000,000
Authorized, share capital		$ 1,000			$ 1,000		$ 1,000
Issued and fully paid, balance					79,696,361		76,857,246
Issued and fully paid, balance					$ 8		$ 8
Issuance of shares, number of shares					46,015,379	[1]	21,678,021	[2]
Issuance of shares, share capital					$ 5	[1]	$ 2	[2]
Repurchases of shares, number of shares	[3]						(18,838,906)
Repurchases of shares, share capital	[3]						$ (2)
Shares owned by non-wholly owned subsidiaries, number of shares	[4]
Shares owned by non-wholly owned subsidiaries, share capital	[4]
Issued and fully paid, balance		79,696,361		76,857,246	125,711,740		79,696,361
Issued and fully paid, balance		$ 8		$ 8	$ 13		$ 8
Treasury Shares [Member]
Schedule of Share Capital and Treasury Shares [Line Items]
Authorized, number of shares
Authorized, share capital
Issued and fully paid, balance					40,324,620		100,961
Issued and fully paid, balance					$ 635,233		$ 52,235
Issuance of shares, number of shares					(18,386,675)	[1]	(100,961)	[2]
Issuance of shares, share capital					$ (440,496)	[1]	$ (52,520)	[2]
Repurchases of shares, number of shares	[3]						18,838,906
Repurchases of shares, share capital	[3]						$ 447,520
Shares owned by non-wholly owned subsidiaries, number of shares	[4]				13,333,333		21,485,714
Shares owned by non-wholly owned subsidiaries, share capital	[4]				$ 100,982		$ 187,998
Issued and fully paid, balance		40,324,620		100,961	35,271,278		40,324,620
Issued and fully paid, balance		$ 635,233		$ 52,235	$ 295,719		$ 635,233

[1]	In November 2024, the Company transferred 18,386,675 treasury shares of the Company and issued 14,295,371 Class A shares to independent third parties at an aggregate consideration of US$262,800. In November 2024, the Company issued 13,333,333 Class A ordinary shares to TGE at the consideration of US$100,000 for the purpose of the acquisition of 1,680 non-voting redeemable ordinary shares of TGE.
[2]	In December 2023, the Company transferred 100,961 treasury shares of the Company and issued 91,346 Class B ordinary shares to the immediate holding company at an aggregate consideration of US$100,000. In October 2024, the Company issued 21,485,714 Class A ordinary shares to TGE at the consideration of US$188,000 for the purpose of the acquisition of the controlling stake of TGE.
[3]	In December 2023 and October 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate.
[4]	As TGE is a subsidiary of the Company, the shares of the Company owned by TGE are then considered as treasury shares in consolidation. As of October 31, 2024, 18,838,906 Class B ordinary shares are owned by the Company and 21,485,714 Class A ordinary shares are owned by TGE and its subsidiary and both of them are classified as treasury shares in consolidation. As of October 31, 2025, 452,231 Class B ordinary shares are owned by the Company and 34,819,047 Class A ordinary shares are owned by TGE and its subsidiary and both of them are classified as treasury shares in consolidation.